Derivative Financial Instruments and Hedge Accounting (Tables)	12 Months Ended
Mar. 31, 2020
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Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2020 and 2019.

	At March 31, 2020
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥893,588,637	¥3,446,719	¥2,982,015	¥53,625,724	¥664,807	¥500,374
Futures	38,049,894	51,843	50,545	1,577,745	438	124
Listed Options	165,280,570	48,277	11,465	—	—	—
Forwards	124,681,480	616	—	—	—	—
Swaps	465,412,015	3,123,501	2,729,662	51,896,189	638,744	500,250
OTC Options	100,164,678	222,482	190,343	151,790	25,625	—
Currency derivatives	141,416,221	1,858,803	1,783,476	12,204,471	184,981	110,985
Futures	4,500	—	7	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	78,698,264	862,105	843,072	1,983,357	20,587	26,515
Swaps	54,931,441	869,766	823,957	10,221,114	164,394	84,470
OTC Options	7,782,016	126,932	116,440	—	—	—
Equity derivatives	3,049,786	82,305	143,084	41,556	8,861	—
Futures	1,158,638	14,348	20,418	—	—	—
Listed Options	1,101,352	31,352	69,630	—	—	—
Forwards	2,615	449	—	—	—	—
Swaps	119,965	3,111	21,499	41,556	8,861	—
OTC Options	667,216	33,045	31,537	—	—	—
Commodity derivatives	169,734	16,823	14,715	—	—	—
Futures	7,134	181	389	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	158,139	16,496	13,647	—	—	—
OTC Options	4,461	146	679	—	—	—
Credit derivatives	2,285,271	16,502	20,552	—	—	—

Total derivative financial instruments	¥1,040,509,649	¥5,421,152	¥4,943,842	¥65,871,751	¥858,649	¥611,359

	At March 31, 2019
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥779,291,352	¥1,738,231	¥1,484,122	¥51,692,181	¥270,514	¥340,931
Futures	63,332,406	44,812	46,428	2,220,000	—	149
Listed Options	134,733,142	24,131	2,593	—	—	—
Forwards	54,486,370	642	939	—	—	—
Swaps	444,347,278	1,561,977	1,290,977	49,315,116	267,094	340,752
OTC Options	82,392,156	106,669	143,185	157,065	3,420	30
Currency derivatives	132,054,681	1,167,833	935,956	10,260,443	119,077	176,822
Futures	3,942	22	—	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	79,268,300	488,211	415,097	2,246,274	18,370	57,069
Swaps	46,014,820	594,144	441,257	8,014,169	100,707	119,753
OTC Options	6,767,619	85,456	79,602	—	—	—
Equity derivatives	3,048,195	61,761	96,140	48,511	1,856	30
Futures	933,068	4,418	2,313	—	—	—
Listed Options	1,259,343	29,384	56,854	—	—	—
Forwards	—	—	—	—	—	—
Swaps	119,145	654	8,477	48,511	1,856	30
OTC Options	736,639	27,305	28,496	—	—	—
Commodity derivatives	225,655	7,517	5,848	—	—	—
Futures	28,823	445	415	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	183,117	7,006	5,019	—	—	—
OTC Options	13,715	66	414	—	—	—
Credit derivatives	1,562,100	15,785	11,924	—	—	—

Total derivative financial instruments	¥916,181,983	¥2,991,127	¥2,533,990	¥62,001,135	¥391,447	¥517,783

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue and borrowings, certain equity instruments elected to be measured at FVOCI and net investments in foreign operations, and derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments	The tables below represent the amounts related to items designated as hedging instruments at March 31, 2020 and 2019.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2020			For the fiscal year ended March 31, 2020
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥5,723,327	¥366,092	¥—	¥350,446
Stock price risk
Equity swaps	Derivative financial instruments	41,556	8,861	—	13,889

(1)
At March 31, 2020, the notional amount of interest rate swaps with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥5,156,729 million out of ¥5,723,327 million in total, and that of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥41,556 million, equal to the total notional amount.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2019			For the fiscal year ended March 31, 2019
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
(In millions)
Stock price risk
Equity swaps	Derivative financial instruments	¥48,511	¥1,856	¥30	¥14,860

(1)
At March 31, 2019, the notional amount of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥48,511 million, equal to the total notional amount.

The amounts related to items designated as hedged items at March 31, 2020 and 2019 were as follows:

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2020	For the fiscal year ended March 31, 2020
		Carrying amounts	Change in value used for calculating hedge ineffectiveness
		(In millions)
Interest rate risk
Debt securities in issue	Debt securities in issue	¥5,983,893	¥(335,998)
Borrowings	Borrowings	78,573	(6,712)
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	31,721	(14,126)

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2019	For the fiscal year ended March 31, 2019
		Carrying amounts	Change in value used for calculating hedge ineffectiveness
		(In millions)
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	¥45,847	¥(14,376)

Schedule of Hedges of Net Investments in Foreign Operations
The table
s
below represents the amounts related to items designated as hedging instruments at March 31, 2020 and 2019.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2020			For the fiscal year ended March 31, 2020
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥1,943,931	¥19,864	¥26,515	¥29,625
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	180,178	—	180,178	1,844

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2019			For the fiscal year ended March 31, 2019
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥2,243,501	¥18,370	¥56,850	¥(18,574)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	192,039	—	192,039	(7,378)

Schedule of Items Designated as Hedging Items
The amounts related to items designated as hedged items for the fiscal years ended March 31, 2020 and 2019 were as follows:

	For the fiscal year ended March 31, 2020	At March 31, 2020
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve
	(In millions)
USD foreign operations	¥(14,341)	¥(12,376)
HKD foreign operations	(1,671)	(6,308)
EUR foreign operations	(22,556)	(4,083)
Other foreign operations	7,099	8,893

Total	¥(31,469)	¥(13,874)

	For the fiscal year ended March 31, 2019	At March 31, 2019
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve
	(In millions)
USD foreign operations	¥34,244	¥(6,714)
HKD foreign operations	9,468	(4,638)
EUR foreign operations	(19,297)	13,288
Other foreign operations	1,537	5,871

Total	¥25,952	¥7,807

Notional Amounts and Fair Value of Credit Derivatives by Purpose of Transactions	The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2020 and 2019.

	At March 31, 2020
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Managing the Group’s credit risk portfolio	¥960,225	¥9,954	¥5,290	¥1,193,827	¥4,957	¥14,470
Facilitating client transactions	88,702	1,320	528	42,517	271	264

Total	¥1,048,927	¥11,274	¥5,818	¥1,236,344	¥5,228	¥14,734

	At March 31, 2019
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Managing the Group’s credit risk portfolio	¥549,794	¥1,258	¥6,547	¥873,197	¥13,700	¥3,877
Facilitating client transactions	88,602	154	1,359	50,507	673	141

Total	¥638,396	¥1,412	¥7,906	¥923,704	¥14,373	¥4,018

Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counterparty
The following table summarizes the notional amounts of the Group’s credit derivative portfolio by type of counterparty at March 31, 2020 and 2019.

	At March 31, 2020		At March 31, 2019
	Protection purchased	Protection sold	Protection purchased	Protection sold
	(In millions)
Banks and broker-dealers	¥1,037,427	¥1,234,344	¥626,896	¥923,704
Insurance and other financial guaranty firms	11,500	2,000	11,500	—

Total	¥1,048,927	¥1,236,344	¥638,396	¥923,704